UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2009
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-12040
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

          /s/PETER W. MAY           New York, New York            5/15/09
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all  holdings  are  reported  by  other  reporting  manager(s).)

[   ]   13F  COMBINATION  REPORT.  (Check  here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             12
                                               -------------

Form 13F Information Table Value Total:         $  18,123
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
    ---     --------------------          ------


     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-12039                      Trian Fund Management, L.P.



                                               FORM 13F INFORMATION TABLE
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



COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------      --------   --------            --------          --------      --------        --------
                                                   VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                   ----------------
NAME OF ISSUER         TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED   NONE
--------------         --------------   -----     --------     -------    ---  ----    ----------     --------   ----  ------   ----
Heinz HJ Co.                COM        423074103     8,931      270,131    SH           Defined        1,2,3,4         270,131

Chemtura Corp.              COM        163893100        27      568,720    SH           Defined        1,2,3,4         568,720

Tiffany & Co. NEW           COM        886547108     7,395      343,016    SH           Defined        1,2,3,4         343,016

Kraft Foods Inc.            CL A       50075N104        44        1,963    SH           Defined        1,2,3,4           1,963

Philip Morris Intl Inc.     COM        718172109        31          867    SH           Defined        1,2,3,4             867

Lorillard Inc.              COM        544147101        15          248    SH           Defined        1,2,3,4             248

Dr Pepper Snapple
   Group Inc.               COM        26138E109     1,633       96,546    SH           Defined        1,2,3,4          96,546

Stoneleigh Partners
   Acqus Co                 COM        861923100         4          537    SH           Defined        1,2,3,4             537

SP Acquisition Holdings Inc COM        78470A104         9          897    SH           Defined        1,2,3,4             897

Sapphire Industrials Corp   COM        80306T109        13        1,321    SH           Defined        1,2,3,4           1,321

Global Consumer Acqst Corp  COM        378983100         7          729    SH           Defined        1,2,3,4             729

Alternative Asset
   Mgmt Acqu                COM        02149U101        14        1,504    SH           Defined        1,2,3,4           1,504



